FAIR VALUE MEASUREMENTS - Reconciliation of the Contingent Forward Contract Liability (Details) - Contingent forward contracts liability - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0	$ 30,844	$ 30,844	$ 15,791
Issuance	2,167,332
Change in fair value	454,546	8,719		15,053
Settlement	$ (2,621,878)	$ (39,563)
Ending balance			$ 0	$ 30,844